Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000740766
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2012
DREYFUS CASH MANAGEMENT (First Prospectus Summary) | DREYFUS CASH MANAGEMENT | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DACXX
Dreyfus Government Cash Management (First Prospectus Summary) | Dreyfus Government Cash Management | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAGXX
Dreyfus Government Prime Cash Management (First Prospectus Summary) | Dreyfus Government Prime Cash Management | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAPXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT (First Prospectus Summary) | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTAXX
DREYFUS TREASURY PRIME CASH MANAGEMENT (First Prospectus Summary) | DREYFUS TREASURY PRIME CASH MANAGEMENT | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DARXX
DREYFUS TAX EXEMPT CASH MANAGEMENT (First Prospectus Summary) | DREYFUS TAX EXEMPT CASH MANAGEMENT | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEAXX
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (First Prospectus Summary) | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAMXX
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (First Prospectus Summary) | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAYXX
Dreyfus New York AMT-Free Municipal Cash Management (First Prospectus Summary) | Dreyfus New York AMT-Free Municipal Cash Management | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDVXX
Dreyfus California AMT-Free Municipal Cash Management (First Prospectus Summary) | Dreyfus California AMT-Free Municipal Cash Management | Administrative Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFAXX
DREYFUS CASH MANAGEMENT (Second Prospectus Summary) | DREYFUS CASH MANAGEMENT | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMCXX
Dreyfus Government Cash Management (Second Prospectus Summary) | Dreyfus Government Cash Management | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGMXX
Dreyfus Government Prime Cash Management (Second Prospectus Summary) | Dreyfus Government Prime Cash Management | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRPXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT (Second Prospectus Summary) | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYAXX
DREYFUS TREASURY PRIME CASH MANAGEMENT (Second Prospectus Summary) | DREYFUS TREASURY PRIME CASH MANAGEMENT | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSAXX
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (Second Prospectus Summary) | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRAXX
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (Second Prospectus Summary) | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNCXX
Dreyfus California AMT-Free Municipal Cash Management (Second Prospectus Summary) | Dreyfus California AMT-Free Municipal Cash Management | Agency Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMXX
DREYFUS CASH MANAGEMENT (Third Prospectus Summary) | DREYFUS CASH MANAGEMENT | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DICXX
Dreyfus Government Cash Management (Third Prospectus Summary) | Dreyfus Government Cash Management | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGCXX
Dreyfus Government Prime Cash Management (Third Prospectus Summary) | Dreyfus Government Prime Cash Management | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIPXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT (Third Prospectus Summary) | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTRXX
DREYFUS TREASURY PRIME CASH MANAGEMENT (Third Prospectus Summary) | DREYFUS TREASURY PRIME CASH MANAGEMENT | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIRXX
DREYFUS TAX EXEMPT CASH MANAGEMENT (Second Prospectus Summary) | DREYFUS TAX EXEMPT CASH MANAGEMENT | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEIXX
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (Third Prospectus Summary) | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIMXX
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (Third Prospectus Summary) | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIYXX
Dreyfus New York AMT-Free Municipal Cash Management (Second Prospectus Summary) | Dreyfus New York AMT-Free Municipal Cash Management | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYIXX
Dreyfus California AMT-Free Municipal Cash Management (Third Prospectus Summary) | Dreyfus California AMT-Free Municipal Cash Management | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIIXX
DREYFUS CASH MANAGEMENT (Fourth Prospectus Summary) | DREYFUS CASH MANAGEMENT | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVCXX
Dreyfus Government Cash Management (Fourth Prospectus Summary) | Dreyfus Government Cash Management | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGVXX
Dreyfus Government Prime Cash Management (Fourth Prospectus Summary) | Dreyfus Government Prime Cash Management | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVPXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT (Fourth Prospectus Summary) | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTVXX
DREYFUS TREASURY PRIME CASH MANAGEMENT (Fourth Prospectus Summary) | DREYFUS TREASURY PRIME CASH MANAGEMENT | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRXX
DREYFUS TAX EXEMPT CASH MANAGEMENT (Third Prospectus Summary) | DREYFUS TAX EXEMPT CASH MANAGEMENT | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEVXX
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (Fourth Prospectus Summary) | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVMXX
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (Fourth Prospectus Summary) | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVYXX
Dreyfus New York AMT-Free Municipal Cash Management (Third Prospectus Summary) | Dreyfus New York AMT-Free Municipal Cash Management | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYVXX
Dreyfus California AMT-Free Municipal Cash Management (Fourth Prospectus Summary) | Dreyfus California AMT-Free Municipal Cash Management | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAIXX
DREYFUS CASH MANAGEMENT (Fifth Prospectus Summary) | DREYFUS CASH MANAGEMENT | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPCXX
Dreyfus Government Cash Management (Fifth Prospectus Summary) | Dreyfus Government Cash Management | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPGXX
Dreyfus Government Prime Cash Management (Fifth Prospectus Summary) | Dreyfus Government Prime Cash Management | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGPXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT (Fifth Prospectus Summary) | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTPXX
DREYFUS TREASURY PRIME CASH MANAGEMENT (Fifth Prospectus Summary) | DREYFUS TREASURY PRIME CASH MANAGEMENT | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPRXX
DREYFUS TAX EXEMPT CASH MANAGEMENT (Fourth Prospectus Summary) | DREYFUS TAX EXEMPT CASH MANAGEMENT | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEPXX
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (Fifth Prospectus Summary) | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMPXX
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (Fifth Prospectus Summary) | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPYXX
Dreyfus New York AMT-Free Municipal Cash Management (Fourth Prospectus Summary) | Dreyfus New York AMT-Free Municipal Cash Management | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DHPXX
Dreyfus California AMT-Free Municipal Cash Management (Fifth Prospectus Summary) | Dreyfus California AMT-Free Municipal Cash Management | Participant Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFPXX